Redeemable Convertible Preferred Stock (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Redeemable Convertible Preferred Stock Abstract
Schedule of Redeemable Convertible Preferred Stock

Redeemable convertible preferred stock was as follows as of December 31, 2023:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,117,013	1,117,013	1,117,013	$9.93793	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	484,918	484,918	$13.00	$5,733,832
		5,035,210	3,520,128	3,520,128		$36,404,084

Redeemable convertible preferred stock was as follows as of December 31, 2022:

Preference Order	Designation	Shares Designated	Shares Issued	Shares Outstanding	Issue Price per Share	Liquidation Preference
#1	Series A Preferred Stock	400,000	400,000	400,000	$5.00	$2,000,000
#2	Series A-1 Preferred Stock	300,000	300,000	300,000	$6.66	$1,998,000
#3	Series A-2 Preferred Stock	1,122,077	1,117,013	1,117,013	$9.94	$11,085,291
#4	Series A-3 Preferred Stock	499,200	499,200	499,200	$12.50	$6,240,000
#5	Series A-4 Preferred Stock	718,997	718,997	718,997	$13.00	$9,346,961
#6	Series A-5 Preferred Stock	2,000,000	367,015	367,015	$13.00	$4,771,248
		5,040,274	3,402,225	3,402,225		$35,441,500